Offerings - Offering: 1	Aug. 14, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.001 per share
Amount Registered | shares	31,000,000
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 318,680,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 47,037.17
Offering Note	FN1 to "Amount Registered": Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate amount of additional shares of Class B common stock, par value $0.001 per share (the "Class B Common Stock"), of Paramount Global ("Paramount," the "Company" or the "registrant"), which may be issued to prevent dilution resulting from adjustments as a result of stock splits, stock dividends or similar transactions. FN2 to "Proposed Maximum Offering Price Per Unit": Pursuant to Rule 457(c) and (h) of the Securities Act, the proposed maximum offering price per share is based on the average of the high and low prices of the Class B Common Stock on the NASDAQ consolidated reporting system on August 8, 2024 and is estimated solely for purposes of calculating the registration fee. FN3 to "31,000,000": Represents 31,000,000 additional shares of common stock reserved for issuance under Paramount's Amended and Restated Long-Term Incentive Plan.